Variable and Voting Interest Entities - Fair Value Hierarchy of Assets and Liabilities of Consolidated Investment Products (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents of Launch Equity	$ 19,156	$ 10,180
Investment securities of Launch Equity	63,364	46,237
Securities sold, not yet purchased of Launch Equity	31,990	19,586
Launch Equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents of Launch Equity	19,156	10,180
Investment securities of Launch Equity	63,364	46,237
Securities sold, not yet purchased of Launch Equity	31,990	19,586
Launch Equity | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents of Launch Equity	19,156	10,180
Investment securities of Launch Equity	63,364	46,237
Securities sold, not yet purchased of Launch Equity	31,990	19,586
Launch Equity | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities of Launch Equity	0	0
Securities sold, not yet purchased of Launch Equity	0	0
Launch Equity | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities of Launch Equity	0	0
Securities sold, not yet purchased of Launch Equity	$ 0	$ 0